Fidelity® Disruptive Automation Fund
Class/Ticker
Fidelity® Disruptive Automation Fund/FBOTX	Loyalty Class 1/FBTLX	Loyalty Class 2/FBTMX	Class F/FBTNX
Fidelity® Disruptive Communications Fund
Class/Ticker
Fidelity® Disruptive Communications Fund/FNETX	Loyalty Class 1/FONLX	Loyalty Class 2/FONMX	Class F/FONNX
Fidelity® Disruptive Finance Fund
Class/Ticker
Fidelity® Disruptive Finance Fund/FNTEX	Loyalty Class 1/FNTLX	Loyalty Class 2/FNTMX	Class F/FNTNX
Fidelity® Disruptive Medicine Fund
Class/Ticker
Fidelity® Disruptive Medicine Fund/FMEDX	Loyalty Class 1/FRXLX	Loyalty Class 2/FRXMX	Class F/FRXNX
Fidelity® Disruptive Technology Fund
Class/Ticker
Fidelity® Disruptive Technology Fund/FTEKX	Loyalty Class 1/FTKLX	Loyalty Class 2/FTKMX	Class F/FTKNX
Fidelity® Disruptors Fund
Class/Ticker
Fidelity® Disruptors Fund/FGDFX	Loyalty Class 1/FGLLX	Loyalty Class 2/FGLMX

Prospectus

July 30, 2021

As Revised October 7, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity® Disruptive Automation Fund
Fidelity® Disruptive Communications Fund
Fidelity® Disruptive Finance Fund
Fidelity® Disruptive Medicine Fund
Fidelity® Disruptive Technology Fund
Fidelity® Disruptors Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights

Fund Summary

Fund/Class:
Fidelity® Disruptive Automation Fund/Fidelity® Disruptive Automation Fund, Loyalty Class 1, Loyalty Class 2, Class F

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management fee	1.00%	0.75%	0.50%	None
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%(a)	0.50%	0.00%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 year	$102	$77	$51	$0
3 years	$318	$240	$160	$0
5 years	$552	$417	$280	$0
10 years	$1,225	$930	$628	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of disruptive automation companies.
  Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
  Companies within the disruptive automation theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. In pursuing this investment theme, the fund may invest in companies in any economic sector.
  Normally investing primarily in equity securities.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity® Disruptive Communications Fund/Fidelity® Disruptive Communications Fund, Loyalty Class 1, Loyalty Class 2, Class F

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management fee	1.00%	0.75%	0.50%	None
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%(a)	0.50%	0.00%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 year	$102	$77	$51	$0
3 years	$318	$240	$160	$0
5 years	$552	$417	$280	$0
10 years	$1,225	$930	$628	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of disruptive communications companies.
  Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
  Companies within the disruptive communications theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector.
  Normally investing primarily in equity securities.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity® Disruptive Finance Fund/Fidelity® Disruptive Finance Fund, Loyalty Class 1, Loyalty Class 2, Class F

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management fee	1.00%	0.75%	0.50%	None
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%	0.50%	0.00%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 year	$102	$77	$51	$0
3 years	$318	$240	$160	$0
5 years	$552	$417	$280	$0
10 years	$1,225	$930	$628	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of disruptive finance companies.
  Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
  Companies within the disruptive finance theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting and other disruptive lending and insurance business models. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the finance industries.
  Normally investing primarily in equity securities.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity® Disruptive Medicine Fund/Fidelity® Disruptive Medicine Fund, Loyalty Class 1, Loyalty Class 2, Class F

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management fee	1.00%	0.75%	0.50%	None
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%(a)	0.50%	0.00%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 year	$102	$77	$51	$0
3 years	$318	$240	$160	$0
5 years	$552	$417	$280	$0
10 years	$1,225	$930	$628	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of disruptive medicine companies.
  Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
  Companies within the disruptive medicine theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the health care industries.
  Normally investing primarily in equity securities.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity® Disruptive Technology Fund/Fidelity® Disruptive Technology Fund, Loyalty Class 1, Loyalty Class 2, Class F

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
Management fee	1.00%	0.75%	0.50%	None
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%(a)	0.50%	0.00%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2	Class F
1 year	$102	$77	$51	$0
3 years	$318	$240	$160	$0
5 years	$552	$417	$280	$0
10 years	$1,225	$930	$628	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of disruptive technology companies.
  Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
  Companies within the disruptive technology theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. In pursuing this investment theme, the fund may invest in companies in any economic sector.
  Normally investing primarily in equity securities.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction.
  Investing in either "growth" stocks or "value" stocks or both.
  Investing in securities of domestic and foreign issuers.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity® Disruptors Fund/Fidelity® Disruptors Fund, Loyalty Class 1, Loyalty Class 2

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Retail Class	Loyalty Class 1	Loyalty Class 2
Management fee	1.00%	0.75%	0.50%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	1.00%(a)	0.75%(a)	0.50%

(a)Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Retail Class	Loyalty Class 1	Loyalty Class 2
1 year	$102	$77	$51
3 years	$318	$240	$160
5 years	$552	$417	$280
10 years	$1,225	$930	$628

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Normally investing assets in a combination of five Fidelity® funds, each of which normally invests in equity securities of companies that represent a disruptive theme.

  Fidelity® Disruptive Automation Fund normally invests at least 80% of assets in securities of disruptive automation companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing.
  Fidelity® Disruptive Communications Fund normally invests at least 80% of assets in securities of disruptive communications companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector.
  Fidelity® Disruptive Finance Fund normally invests at least 80% of assets in securities of disruptive finance companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting and other disruptive lending and insurance business models.
  Fidelity® Disruptive Medicine Fund normally invests at least 80% of assets in securities of disruptive medicine companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness.
  Fidelity® Disruptive Technology Fund normally invests at least 80% of assets in securities of disruptive technology companies, which include but are not limited to companies that, in the Adviser’s opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Principal Investment Risks
  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.
  Geographic Exposure to Japan. Because an underlying fund invests a meaningful portion of its assets in Japan, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in other countries or regions could significantly affect the market in such country or region.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and another investment adviser serves as a sub-adviser for the fund.

Portfolio Manager(s)

Camille Carlstrom (co-manager) has managed the fund since April 2020.

Charlie Hebard (co-manager) has managed the fund since April 2020.

Michael Kim (co-manager) has managed the fund since April 2020.

Christopher Lee (co-manager) has managed the fund since April 2020.

Fahim Razzaque (co-manager) has managed the fund since April 2020.

William Shanley (co-manager) has managed the fund since April 2020.

Niamh Brodie-Machura (co-manager) has managed the fund since July 2020.

Tim Codrington (co-manager) has managed the fund since November 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Additional Information Regarding Loyalty Class Eligibility. Loyalty Class 1 and Loyalty Class 2 shares are available only to certain investors who have held their shares of the Fund for a defined period of time. Please see “Shareholder Information – Additional Information about the Purchase and Sales of Shares – Buying Shares” below for additional information.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Disruptive Automation Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of assets in securities of disruptive automation companies.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive automation theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing. In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Disruptive Communications Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of assets in securities of disruptive communications companies.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive communications theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Disruptive Finance Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of assets in securities of disruptive finance companies.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive finance theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting, and other disruptive lending and insurance business models. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the finance industries.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Disruptive Medicine Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of assets in securities of disruptive medicine companies.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive medicine theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness. In pursuing this investment theme, the fund may invest in companies in any economic sector. Although the fund may invest across economic sectors, the fund concentrates its investments in the health care industries.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Disruptive Technology Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of assets in securities of disruptive technology companies.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

Companies within the disruptive technology theme include but are not limited to those companies that, in the Adviser’s opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. In pursuing this investment theme, the fund may invest in companies in any economic sector.

The Adviser normally invests primarily in equity securities.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks or a combination of both types. In buying and selling securities for the fund, the Adviser relies on both fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions, and a quantitative process for portfolio construction.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund's assets in a single issuer.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Disruptors Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser invests the fund's assets in a combination of five Fidelity® funds, each of which normally invests in equity securities of companies that represent a disruptive theme.

Fidelity’s disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.

The following table lists the underlying Fidelity® funds in which the fund currently may invest and the fund's approximate asset allocation.

Funds	Asset Allocation
Fidelity® Disruptive Automation Fund	20%
Fidelity® Disruptive Communications Fund	20%
Fidelity® Disruptive Finance Fund	20%
Fidelity® Disruptive Medicine Fund	20%
Fidelity® Disruptive Technology Fund	20%

The Adviser intends to manage the fund to remain neutral to its asset allocation strategy. The Adviser does not intend to trade actively among underlying Fidelity® funds or attempt to capture short-term market opportunities.

Description of Underlying Fidelity® Funds

The fund invests in underlying Fidelity® funds each of which focuses on a particular disruptive theme. Visit the fund’s website for more information about the fund’s approximate asset allocation to each underlying Fidelity® fund. The Adviser may change these allocations over time.

Detailed Information of the underlying Fidelity funds is provided above.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because certain funds concentrate their investments in a particular industry or group of related industries, such fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Management Risk. The Adviser’s application of a fund’s strategy criteria may not achieve its intended results. A fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Special Considerations regarding Japan. The Japanese economy, at times, has been characterized by government intervention and protectionism, an aging demographic, declining population, and an unstable financial services sector. International trade, particularly with the United States, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. Since a significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia, it can be affected by currency fluctuations and other conditions in these other countries.

Disruptive Theme Risk. Each fund normally invests directly; or in the case of Fidelity® Disruptors Fund indirectly; in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s results.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments. Certain funds will concentrate in the industries or sectors identified in “Principal Investment Strategies” above that have the risks described below:

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations as well as product liability claims.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Shareholder Notice

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Disruptive Automation Fund normally invests at least 80% of its assets in securities of disruptive automation companies.

Fidelity® Disruptive Communications Fund normally invests at least 80% of its assets in securities of disruptive communications companies.

Fidelity® Disruptive Finance Fund normally invests at least 80% of its assets in securities of disruptive finance companies.

Fidelity® Disruptive Medicine Fund normally invests at least 80% of its assets in securities of disruptive medicine companies.

Fidelity® Disruptive Technology Fund normally invests at least 80% of its assets in securities of disruptive technology companies.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

Each of Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

For Fidelity® Disruptors Fund, NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs.

To the extent that a fund's or underlying Fidelity® fund assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's or underlying Fidelity® fund assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “Retail Shares” generally refers to Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, Fidelity® Disruptive Technology Fund, and Fidelity® Disruptors Fund class shares.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell a certain class of shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional. In addition, shares bought through a retirement account may be ineligible to have their shares converted to Loyalty Class 1 or Loyalty Class 2 shares.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility-General

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Additional Information Regarding Loyalty Class 1 and Loyalty Class 2 Eligibility

Loyalty Class 1 and Loyalty Class 2 shares of a fund are available only to investors who: (i) purchase their shares through a Fidelity® account, including retail non-retirement accounts, retail retirement accounts, health savings accounts (HSAs), and stock plan services accounts; and (ii) have held their Retail Shares continuously in the same account for one and three years, respectively.

The fund's Board of Trustees has approved the reduced expense structure of Loyalty Class 1 and Loyalty Class 2, and has determined that the fee structure does not result in a waiver of investment advisory fees or in cross-subsidization of expenses between classes.

See "Converting Shares" below for additional information regarding Loyalty Class 1 and Loyalty Class 2 shares of a fund.

Additional Information Regarding Class F Eligibility

Class F shares of a fund are available only to the Fidelity® Disruptors Fund

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

With respect to Fidelity® Disruptors Fund, provided the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® disruptive fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

With respect to Fidelity® Disruptors Fund, provided the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® disruptive fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you redeem all of your Loyalty Class 1 and/or Loyalty Class 2 shares of a fund you will no longer remain eligible for such shares and any subsequent purchase of a fund's shares would be made in Retail Shares.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

A fund will automatically convert your Retail Shares or Loyalty Class 1 shares, as applicable, provided the Loyalty Class 1 or Loyalty Class 2 eligibility criteria discussed above have been satisfied. A conversion will be tax-free and based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. At the time of the conversion, all shares held in the account, including shares acquired through reinvestment of dividends or capital gains, will convert to Loyalty Class 1 or Loyalty Class 2 shares, as applicable and any subsequent purchases of fund shares would be made directly in your then-held share class.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

General

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

Additional Information Regarding Loyalty Class 1 and Loyalty Class 2 Exchange Privilege

As a Loyalty Class 1 or Loyalty Class 2 shareholder, you have the privilege of exchanging your shares for: (i) Loyalty Class 1 or Loyalty Class 2 shares of another fund offered in this prospectus, if independently eligible; (ii) shares of other Fidelity® funds, including Retail Shares of another fund offered in this prospectus; or (iii) any Fidelity Money Market Fund for which you are eligible.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.
  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in July and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2020, the Adviser had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund and is responsible for handling the business affairs for each fund.

Sub-Adviser(s)

FMR UK, at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2020, FMR UK had approximately $25.4 billion in discretionary assets under management. Currently, FMR UK has day-to-day responsibility for choosing certain types of investments for each fund. FMR UK is an affiliate of the Adviser.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2021, FMR Japan had approximately $7.8 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Niamh Brodie-Machura is co-manager of each fund, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Brodie-Machura has worked as a portfolio manager.

Camille Carlstrom is co-manager of each fund, which she has managed since April 2020. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Carlstrom has worked as a managing director of research, associate portfolio manager, analyst, and portfolio manager.

Tim Codrington is co-manager of each fund, which he has managed since November 2020. He also manages other funds. Since joining Fidelity Investments in 2020, Mr. Codrington has worked as a managing director of research and portfolio manager. Prior to joining the firm in 2020, Mr. Codrington served as a partner and portfolio manager at Copper Rock Capital Partners from 2015 to 2020.

Charlie Hebard is co-manager of each fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Hebard has worked as a managing director of research and portfolio manager.

Michael Kim is co-manager of each fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.

Christopher Lee is co-manager of each fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

Fahim Razzaque is co-manager of each fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.

William Shanley is co-manager of each fund, which he has managed since April 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Shanley has worked as a managing director of research, research analyst, and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

Each class of each fund pays FMR a monthly unitary management fee of 1.00% of the fund’s average daily net assets of the class throughout the month. For Loyalty Class 1, Loyalty Class 2, and Class F, such fee is subject to the expense contract arrangements discussed in greater detail under "Management Contracts - Management-Related Expenses" in the SAI. The difference between classes' net expenses is the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended May 31, 2021.

From time to time, the Adviser or its affiliates may also agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for each class of shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP (for Fidelity® Disruptive Automation Fund, Fidelity® Disruptive Communications Fund, Fidelity® Disruptive Finance Fund, Fidelity® Disruptive Medicine Fund, and Fidelity® Disruptive Technology Fund) and Deloitte & Touche LLP (for Fidelity® Disruptors Fund), independent registered public accounting firms, whose reports, along with fund financial statements, are included in the annual report. Annual reports are available for free upon request.

Fidelity Disruptive Automation Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	(.01)
Net realized and unrealized gain (loss)	6.42	1.91
Total from investment operations	6.43	1.90
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.05)C	–
Net asset value, end of period	$18.28	$11.90
Total ReturnD,E	54.13%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%I,H
Expenses net of fee waivers, if any	1.01%H	1.01%I,H
Expenses net of all reductions	1.01%H	1.01%I,H
Net investment income (loss)	.06%	(.47)%I
Supplemental Data
Net assets, end of period (000 omitted)	$111,910	$5,308
Portfolio turnover rateJ	14%	6%K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Disruptive Automation Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	–C
Net realized and unrealized gain (loss)	6.46	1.90
Total from investment operations	6.48	1.90
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Net asset value, end of period	$18.34	$11.90
Total ReturnD,E	54.47%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.76%H	.75%I
Net investment income (loss)	.10%	(.21)%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,792	$119
Portfolio turnover rateJ	14%	6%K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Disruptive Automation Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	–C
Net realized and unrealized gain (loss)	6.41	1.90
Total from investment operations	6.53	1.90
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	–
Net asset value, end of period	$18.37	$11.90
Total ReturnD,E	54.91%	19.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	.75%	.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$184	$119
Portfolio turnover rateI	14%	6%J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptive Automation Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.01
Net realized and unrealized gain (loss)	6.43	1.90
Total from investment operations	6.62	1.91
Distributions from net investment income	(.09)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.11)	–
Net asset value, end of period	$18.42	$11.91
Total ReturnC,D	55.67%	19.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	-%	- %G
Expenses net of fee waivers, if any	-%	- %G
Expenses net of all reductions	-%	- %G
Net investment income (loss)	1.14%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$33,908	$4,078
Portfolio turnover rateH	14%	6%I

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IAmount not annualized.

Fidelity Disruptive Communications Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.13)	–C
Net realized and unrealized gain (loss)	5.78	1.58
Total from investment operations	5.65	1.58
Distributions from net investment income	–C	–
Distributions from net realized gain	(.20)	–
Total distributions	(.21)D	–
Net asset value, end of period	$17.02	$11.58
Total ReturnE,F	48.96%	15.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.01%J,I
Expenses net of fee waivers, if any	1.01%I	1.01%J,I
Expenses net of all reductions	1.01%I	1.01%J,I
Net investment income (loss)	(.83)%	(.23)%J
Supplemental Data
Net assets, end of period (000 omitted)	$36,731	$2,880
Portfolio turnover rateK	39%	0%L

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

JAnnualized

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Disruptive Communications Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.09)	–C
Net realized and unrealized gain (loss)	5.80	1.58
Total from investment operations	5.71	1.58
Distributions from net investment income	–	–
Distributions from net realized gain	(.20)	–
Total distributions	(.20)	–
Net asset value, end of period	$17.09	$11.58
Total ReturnD,E	49.47%	15.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.75%	.75%I
Net investment income (loss)	(.57)%	.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,476	$116
Portfolio turnover rateJ	39%	- %K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Disruptive Communications Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	–C
Net realized and unrealized gain (loss)	5.79	1.59
Total from investment operations	5.74	1.59
Distributions from net investment income	–	–
Distributions from net realized gain	(.22)	–
Total distributions	(.22)	–
Net asset value, end of period	$17.11	$11.59
Total ReturnD,E	49.70%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.32)%	.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$174	$116
Portfolio turnover rateI	39%	0%J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptive Communications Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.01
Net realized and unrealized gain (loss)	5.80	1.58
Total from investment operations	5.83	1.59
Distributions from net investment income	–C	–
Distributions from net realized gain	(.26)	–
Total distributions	(.26)	–
Net asset value, end of period	$17.16	$11.59
Total ReturnD,E	50.57%	15.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	.18%	.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,282	$4,029
Portfolio turnover rateI	39%	0%J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptive Finance Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.11C	.03
Net realized and unrealized gain (loss)	6.41	1.83
Total from investment operations	6.52	1.86
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.18)	–
Net asset value, end of period	$18.20	$11.86
Total ReturnD,E	55.31%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.01%I,H
Expenses net of fee waivers, if any	1.01%H	1.01%I,H
Expenses net of all reductions	1.01%H	1.01%I,H
Net investment income (loss)	.72%C	1.99%I
Supplemental Data
Net assets, end of period (000 omitted)	$48,219	$2,373
Portfolio turnover rateJ	18%	- %I,K,L

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount represents less than .005%.

LAmount not annualized.

Fidelity Disruptive Finance Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.20C	.03
Net realized and unrealized gain (loss)	6.38	1.83
Total from investment operations	6.58	1.86
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.16)	–
Net asset value, end of period	$18.28	$11.86
Total ReturnD,E	55.73%	18.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%	.75%H
Expenses net of fee waivers, if any	.75%	.75%H
Expenses net of all reductions	.75%	.75%H
Net investment income (loss)	1.30%C	2.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,668	$119
Portfolio turnover rateI	18%	- %H,J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Finance Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.15C	.03
Net realized and unrealized gain (loss)	6.46	1.84
Total from investment operations	6.61	1.87
Distributions from net investment income	(.05)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.18)	–
Net asset value, end of period	$18.30	$11.87
Total ReturnD,E	56.03%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	1.03%C	2.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$185	$119
Portfolio turnover rateI	18%	- %H,J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Finance Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.26C	.04
Net realized and unrealized gain (loss)	6.45	1.83
Total from investment operations	6.71	1.87
Distributions from net investment income	(.10)	–
Distributions from net realized gain	(.13)	–
Total distributions	(.23)	–
Net asset value, end of period	$18.35	$11.87
Total ReturnD,E	56.95%	18.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	1.68%C	3.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,814	$4,075
Portfolio turnover rateI	18%	- %H,J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Medicine Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	(.01)
Net realized and unrealized gain (loss)	2.10	1.07
Total from investment operations	2.03	1.06
Distributions from net realized gain	(.09)	–
Total distributions	(.09)	–
Net asset value, end of period	$13.00	$11.06
Total ReturnC,D	18.44%	10.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%H,G
Expenses net of fee waivers, if any	1.01%G	1.01%H,G
Expenses net of all reductions	1.01%G	1.01%H,G
Net investment income (loss)	(.58)%	(.75)%H
Supplemental Data
Net assets, end of period (000 omitted)	$32,331	$5,666
Portfolio turnover rateI	44%	- %J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Medicine Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)
Net realized and unrealized gain (loss)	2.11	1.06
Total from investment operations	2.08	1.05
Distributions from net realized gain	(.09)	–
Total distributions	(.09)	–
Net asset value, end of period	$13.04	$11.05
Total ReturnC,D	18.86%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%H
Expenses net of fee waivers, if any	.76%G	.75%H
Expenses net of all reductions	.76%G	.75%H
Net investment income (loss)	(.25)%	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,786	$111
Portfolio turnover rateI	44%	- %J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Medicine Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	–C
Net realized and unrealized gain (loss)	2.12	1.06
Total from investment operations	2.11	1.06
Distributions from net realized gain	(.11)	–
Total distributions	(.11)	–
Net asset value, end of period	$13.06	$11.06
Total ReturnD,E	19.10%	10.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.11)%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$132	$111
Portfolio turnover rateI	44%	- %J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Medicine Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	–C
Net realized and unrealized gain (loss)	2.10	1.07
Total from investment operations	2.16	1.07
Distributions from net realized gain	(.14)	–
Total distributions	(.14)	–
Net asset value, end of period	$13.09	$11.07
Total ReturnD,E	19.60%	10.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	-%	- %H
Expenses net of fee waivers, if any	-%	- %H
Expenses net of all reductions	-%	- %H
Net investment income (loss)	.45%	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$31,943	$3,914
Portfolio turnover rateI	44%	- %J,K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount represents less than .005%.

KAmount not annualized.

Fidelity Disruptive Technology Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.13)	(.01)
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.68	1.49
Distributions from net realized gain	(.07)	–
Total distributions	(.07)	–
Net asset value, end of period	$18.10	$11.49
Total ReturnC,D	58.13%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%H,G
Expenses net of fee waivers, if any	1.01%G	1.01%H,G
Expenses net of all reductions	1.01%G	1.01%H,G
Net investment income (loss)	(.77)%	(.62)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130,244	$6,198
Portfolio turnover rateI	29%	- %J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptive Technology Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	–C
Net realized and unrealized gain (loss)	6.78	1.49
Total from investment operations	6.71	1.49
Distributions from net realized gain	(.05)	–
Total distributions	(.05)	–
Net asset value, end of period	$18.15	$11.49
Total ReturnD,E	58.46%	14.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.75%I
Expenses net of fee waivers, if any	.76%H	.75%I
Expenses net of all reductions	.76%H	.75%I
Net investment income (loss)	(.44)%	(.36)%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,600	$115
Portfolio turnover rateJ	29%	- %K

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

IAnnualized

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Disruptive Technology Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	–C
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.76	1.50
Distributions from net realized gain	(.08)	–
Total distributions	(.08)	–
Net asset value, end of period	$18.18	$11.50
Total ReturnD,E	58.79%	15.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%H
Expenses net of fee waivers, if any	.50%	.50%H
Expenses net of all reductions	.50%	.50%H
Net investment income (loss)	(.28)%	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$183	$115
Portfolio turnover rateI	29%	- %J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptive Technology Fund Class F

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.01
Net realized and unrealized gain (loss)	6.81	1.50
Total from investment operations	6.85	1.51
Distributions from net realized gain	(.12)	–
Total distributions	(.12)	–
Net asset value, end of period	$18.24	$11.51
Total ReturnC,D	59.58%	15.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	-%	- %G
Expenses net of fee waivers, if any	-%	- %G
Expenses net of all reductions	-%	- %G
Net investment income (loss)	.23%	.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,598	$4,029
Portfolio turnover rateH	29%	- %I

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IAmount not annualized.

Fidelity Disruptors Fund

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$10.00
Income from Investment Operations
Net investment income (loss)B	(.12)	(.01)
Net realized and unrealized gain (loss)	5.55	1.58
Total from investment operations	5.43	1.57
Distributions from net realized gain	(.11)	–
Total distributions	(.11)	–
Net asset value, end of period	$16.89	$11.57
Total ReturnC,D	46.99%	15.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.01%H,G
Expenses net of fee waivers, if any	1.01%G	1.01%H,G
Expenses net of all reductions	1.01%G	1.01%H,G
Net investment income (loss)	(.77)%G	(1.01)%H,G
Supplemental Data
Net assets, end of period (000 omitted)	$141,385	$19,310
Portfolio turnover rateI	3%	0 %J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptors Fund Loyalty Class 1

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.12)	(.01)
Net realized and unrealized gain (loss)	5.59	1.59
Total from investment operations	5.47	1.58
Distributions from net realized gain	(.10)	–
Total distributions	(.10)	–
Net asset value, end of period	$16.95	$11.58
Total ReturnC,D	47.32%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.75%H
Expenses net of fee waivers, if any	.77%G	.75%H
Expenses net of all reductions	.77%G	.75%H
Net investment income (loss)	(.74)%G	(.75)%H
Supplemental Data
Net assets, end of period (000 omitted)	$25,062	$116
Portfolio turnover rateI	3%	0 %J

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAnnualized

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Fidelity Disruptors Fund Loyalty Class 2

Years ended May 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	(.01)
Net realized and unrealized gain (loss)	5.55	1.59
Total from investment operations	5.51	1.58
Distributions from net realized gain	(.12)	–
Total distributions	(.12)	–
Net asset value, end of period	$16.97	$11.58
Total ReturnC,D	47.69%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%G
Expenses net of fee waivers, if any	.50%	.50%G
Expenses net of all reductions	.50%	.50%G
Net investment income (loss)	(.26)%	(.50)%G
Supplemental Data
Net assets, end of period (000 omitted)	$171	$116
Portfolio turnover rateH	3%	0 %I

AFor the period April 16, 2020 (commencement of operations) to May 31, 2020.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IAmount not annualized.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-02737

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9897370.104	DSS-PRO-0721-01